Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	June 30, 2025	December 31, 2024
	(unaudited)
Accounts receivable	$12,153,726	$6,913,996
Less: expected credit losses	—	—
Accounts receivable, net	$12,153,726	$6,913,996